Reconciliation of Loss Per Common Share	6 Months Ended
Jun. 30, 2022
Reconciliation of Loss Per Common Share
Reconciliation of Loss Per Common Share

Note 9. — Reconciliation of Loss Per Common Share

The following table presents the computation of basic and diluted loss per common share, including the dilutive effect of stock options, restricted stock awards (RSAs), restricted stock units (RSUs) and deferred stock units (DSUs),

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Numerator for basic loss per share:
Net loss	$(13,467)	$(8,864)	$(14,651)	$(9,547)
Less: cumulative non-declared dividends on preferred stock (1)	(390)	—	(780)	—
Net loss attributable to common stockholders	$(13,857)	$(8,864)	$(15,431)	$(9,547)

Numerator for diluted loss per share:
Net loss	$(13,857)	$(8,864)	$(15,431)	$(9,547)
Interest expense attributable to convertible notes (2)	—	—	—	—
Net loss plus interest expense attributable to convertible notes	$(13,857)	$(8,864)	$(15,431)	$(9,547)

Denominator for basic loss per share (3):
Basic weighted average common shares outstanding during the period	21,509	21,344	21,463	21,319

Denominator for diluted loss per share (3):
Basic weighted average common shares outstanding during the period	21,509	21,344	21,463	21,319
Net effect of dilutive convertible notes and warrants (2)	—	—	—	—
Net effect of dilutive stock options, DSU’s, RSA's and RSU's (2)	—	—	—	—
Diluted weighted average common shares	21,509	21,344	21,463	21,319
Net loss per common share:
Basic	$(0.64)	$(0.42)	$(0.72)	$(0.45)
Diluted	$(0.64)	$(0.42)	$(0.72)	$(0.45)
(1)

Cumulative non-declared dividends in arrears are included beginning July 15, 2021, which was the date the Maryland Court of Appeals affirmed the decision in granting summary judgment in favor of the plaintiffs on the Preferred B voting rights (see Note 12. — Equity and Share Based Payments).

(2)	Adjustments to diluted loss per share for the three and six months ended June 30, 2022 and 2021, were excluded from the calculation, as they were anti-dilutive.
(3)	Number of shares presented in thousands.

At June 30, 2022 and 2021, there were 804 thousand and 1.0 million shares, respectively, of stock options, RSUs and DSUs outstanding in the aggregate. For the three and six months ended June 30, 2022, there were 698 thousand and 930 thousand shares, respectively, attributable to the Notes that were anti-dilutive. For the three and six months ended June 30, 2021, there were 930 thousand shares attributable to the Notes that were anti-dilutive. Additionally, for the three and six months ended June 30, 2022 and 2021, there were 213 thousand warrants that were anti-dilutive.

In addition to the potential dilutive effects of stock options, RSAs, RSUs, DSUs, warrants and Notes listed above, see Note 12.—Equity and Share Based Payments, Redeemable Preferred Stock, for a description of cumulative undeclared dividends in arrears.

Common and preferred dividends are included in the reconciliation of earnings per share beginning July 15, 2021, which was the date the Maryland Court of Appeals affirmed the decision in granting summary judgment in favor of the plaintiffs on the Preferred B voting rights. Cumulative preferred dividends, whether or not declared, are reflected in basic and diluted earnings per share in accordance with ASC 260-10-45-11, despite not being accrued for on the consolidated balance sheets.